Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) years	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Leases [Abstract]
Rental properties, length of lease, minimum (in years) | years	1
Rental properties, length of lease, maximum (in years) | years	34
Operating Leases, Future Minimum Payments Receivable [Abstract]
2015	$ 364,775
2016	358,745
2017	337,593
2018	313,286
2019	288,964
Thereafter	2,675,671
Total	4,339,034
Rental expense	556	$ 521	$ 435
Operating Leases, Future Minimum Payments Due [Abstract]
2015	594
2016	608
2017	608
2018	608
2019	608
Thereafter	3,890
Total	$ 6,916